Consolidated Balance sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans payable net discount			$ 23,904
Convertible notes, net discount	$ 138,836	$ 126,839	$ 18,070
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	94,572,767	94,572,767	88,579,434	88,512,767
Common stock, shares outstanding	94,572,767	94,572,767	88,579,434	88,512,767
Common stock share to be issued	46,667	46,667
Loans Payable [Member]
Loans payable net discount			$ 23,094
Revision of Prior Period, Adjustment [Member]
Loans payable net discount			23,904
Convertible notes, net discount			$ 18,070
Preferred stock, shares authorized			10,000,000
Preferred stock, par value			$ 0.001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, shares authorized			100,000,000
Common stock, par value			$ 0.001
Common stock, shares issued			88,572,767
Common stock, shares outstanding			88,572,767